Investment Strategy - T. Rowe Price Global Multi-Sector Bond Fund, Inc.	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Bonds and other debt instruments, which are used by issuers to borrow money, typically make periodic interest payments to their holders at a stated rate and then repay the principal on a specified date. The fund may invest in a variety of holdings in an effort to enhance income and achieve some capital growth. The fund shifts its investments among the following sectors based on market conditions and the investment adviser’s outlook:

●	government and agency obligations of the U.S. and foreign countries (including emerging market countries);

●	corporate bonds of issuers in the U.S. and foreign countries (including emerging market countries);

●	U.S. dollar and non-U.S. dollar-denominated debt instruments of issuers located in foreign countries (including emerging market countries);

●	mortgage-backed securities (including commercial mortgage-backed securities), and asset-backed securities (including collateralized mortgage obligations and collateralized loan obligations);

●	bank loans (including loan participations and assignments);

●	convertible bonds and other convertible securities; and

●	preferred stocks.

Under normal conditions, the fund invests at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which case the fund would invest at least 30% of its net assets) in securities issued by governments or companies that are organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The fund may hold non-U.S. currencies without holding any bonds or other securities denominated in those currencies. There is no limit on the fund’s investments in U.S. dollar-denominated foreign debt instruments.

Up to 65% of the fund’s net assets can be invested in securities and other holdings that are rated below investment grade (below BBB, or an equivalent rating) or are not rated by credit rating agencies (commonly referred to as “high yield” or “junk” bonds). The below investment-grade portion of the fund’s portfolio may consist of the following: U.S. dollar-denominated debt instrument in emerging markets (not to exceed 25% of the fund’s net assets); non-U.S. dollar-denominated debt instruments in emerging markets (not to exceed 40% of the fund’s net assets); bank loans (not to exceed 20% of the fund’s net assets); and convertible securities and preferred stocks (not to exceed 15% of the fund’s net assets). Ratings will be determined, at the time of purchase, by at least one credit rating agency or, if not so rated, a comparable rating by the adviser. If a security is split-rated (i.e., rated investment grade by at least one credit rating agency, but below investment grade by another credit rating agency), the higher rating will be used. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions.

The fund may use a variety of derivatives, such as futures, forwards, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. The fund specifically uses interest rate futures, forward currency exchange contracts, credit default swaps, credit default swaps indexes (CDX), interest rate swaps, inflation swaps, and currency options. Interest rate futures are typically used to manage the fund’s exposure to changes in interest rates, as a cash management tool, and to adjust portfolio duration or maturity. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar. Credit default swaps can be used to protect the value of certain portfolio holdings, as an alternative to cash bonds, and to manage the fund’s overall credit risk exposure. A CDX is a swap on an index or basket of credit default swaps and is typically used to manage the portfolio’s credit risk efficiently and gain exposure to certain sectors or asset classes (such as high yield bonds). Currency options are primarily used in an effort to take advantage of currencies that are expected to appreciate in value. Interest rate swaptions are typically used as an efficient means of managing the fund’s exposure to interest rate changes and to adjust the portfolio’s duration. Inflation swaps, which are tied to a designated inflation index such as the Consumer Price Index (CPI), would typically be used to manage the fund’s inflation risk.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.